Other financial assets and liabilities (Details Narrative) - USD ($) $ in Millions	1 Months Ended	12 Months Ended
	Nov. 30, 2025	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Other Financial Assets And Liabilities
Issuance of subordinated notes	$ 750	$ 741
Initial interest rate	6.00%
Number of debentures issued	89,410,390	388,559,056
Debentures issued amount	$ 703
Debenture premium paid	$ 15
Debentures interest rate	23.01%